FLOW THROUGH LIABILITY (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
FLOW THROUGH LIABILITY
Common shares issue		15,384,615
Flow-through premium liability outstanding		769,231
Shares price per shares		$ 0.13
Gross proceeds from flow-through shares		$ 2,000,000
Flow through premium liability	$ 0	$ 769,231